Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation
Note 13. Stock-Based Compensation
2022 Long-Term Incentive Plan
In connection with the Business Combination, the Company’s board of directors adopted, and its stockholders approved, the 2022 Long-Term Incentive Plan (the “2022 Plan”) under which 20,285,600 shares of Class A common stock were initially reserved for issuance. The 2022 Plan allows for the issuance of incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, other stock-based awards and cash-based awards. The number of shares of the Company’s Class A common stock available for issuance under the 2022 Plan automatically increases on the first day of each calendar year, beginning on and including January 1, 2023 and ending on and including January 1, 2027 equal to the lesser of (i) 3% of the total number of shares (e.g., each and every class of the Company’s common stock) outstanding on the immediately preceding December 31 or (ii) 13,523,734 shares; provided, however, that the Company’s Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares (the “Share Reserve”). The shares may be authorized, but unissued, or reacquired shares of the Company’s shares or from the Company’s treasury shares. Furthermore, subject to adjustments as set forth in the 2022 Plan, in no event will the maximum aggregate number of shares that may be available for delivery under the 2022 Plan pursuant to incentive stock options exceed the Share Reserve. The shares underlying any awards under the 2022 Plan that are forfeited, canceled, settled in cash, or otherwise terminated (other than by exercise) shall be added back to the Share Reserve available for issuance under the 2022 Plan and, to the extent permissible, the shares that may be issued as incentive stock options.
In connection with the Business Combination, the Company’s board of directors adopted, and its stockholders approved, the 2022 Employee Stock Purchase Plan (the “ESPP”). There are 3,267,760 shares of Class A common stock initially reserved for issuance under the ESPP. The number of shares of the Company’s Class A common stock available for issuance under the ESPP automatically increases on the first day of each calendar year, beginning on and including January 1, 2023 and ending on and including January 1, 2027, by the lesser of (i) 1% of the total number of shares of the Company’s capital stock (e.g., each and every class of the Company’s common stock) outstanding on the immediately preceding December 31, or (ii) 3,267,760 shares of the Company’s Class A Common Stock; provided, however, that the Company’s Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of the Company’s Class A Common Stock. Shares subject to purchase rights granted under the ESPP that terminate without having been exercised in full will again become available for issuance under the ESPP. As of December 31, 2022, no shares have been issued under the ESPP.
2013 Equity Incentive Plan
Prior to the Closing of the Business Combination, the Company maintained the 2013 Equity Incentive Plan (the “2013 Plan”) that allowed for granting of incentive and non-qualified
stock options to employees, directors, and consultants.
In connection with the Business Combination, each option granted under the 2013 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was assumed and converted into an option to purchase a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (i) the number of shares of Old FiscalNote common stock subject to such Old FiscalNote option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (A) the exercise price per share of such Old FiscalNote option immediately prior to the consummation of the Business Combination by (B) the Exchange Ratio. Stock option activity prior to the Business Combination was retroactively adjusted to reflect this conversion.
Awards outstanding under the 2013 Plan were assumed by New FiscalNote upon the Closing and continue to be governed by the terms and conditions of the 2013 Plan and applicable award agreement. Shares of the

Company’s common stock subject to awards granted under the 2013 Plan that expire unexercised or are cancelled, terminated, or forfeited in any manner without issuance of shares thereunder following the effective date of the 2022 Plan (as defined below), will not become available for issuance under the 2022 Plan.
In connection with the completion of the Business Combination and the adoption of the 2022 Plan, no additional awards will be granted under the 2013 Plan.
In determining related stock-based compensation expense for any award under the 2013 Equity Plan, the Company made an accounting policy election to account for forfeitures of awards as they occur and therefore stock-based compensation expense presented below has not been adjusted for any estimated forfeitures.
In February and July 2021, the shareholders of the Company approved amendments to the Company’s amended and restated Certificate of Incorporation to increase the number of authorized shares of common stock reserved for use under the 2013 Equity Incentive Plan from 8,912,023 to 12,294,973 shares of common stock.
The Company has historically issued stock options with exercise prices equal to the fair value of the underlying stock price. Prior to the completion of the Business Combination and listing of the Company’s common stock on the public stock exchange, the fair value of Old FiscalNote common stock that underlies the stock options was determined based on then-current valuation estimates at the time of grant. Because such grants occurred prior to the public trading of the Company’s common stock, the fair value of Old FiscalNote common stock was determined with assistance of periodic valuation analyses from an independent third-party valuation firm.
The following table summarizes activities related to stock options and performance stock units during the period presented:

Stock Options awards	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	8,695,002	$3.07	7.3	$52,941
Granted	2,121,495	6.71
Exercised	(223,323)	1.72
Cancelled and forfeited	(850,643)	4.03

Outstanding at December 31, 2022	9,742,531	$3.80	7.5	$24,659

Vested and exercisable as of December 31, 2022	4,729,547	$2.49	6.5	$18,197
Vested and expected to vest as of December 31, 2022	9,742,531
The following table summarizes the weighted-average assumptions used to estimate the fair value of stock options granted during the period presented:

Years Ended December 31, 2022
Expected volatility	30.09%
Expected life (years)	5.95
Expected dividend yield	0.00%
Risk-free interest rate	2.84%
Fair value of options	$4.39
At December 31, 2022, there was $6,292 of total unrecognized compensation cost related to outstanding unvested stock option awards including performance stock units that is expected to be recognized over a weighted-average period of approximately three years.

The following table summarizes the Company’s restricted stock unit activity for the period presented:

Restricted Stock Units	Number of shares	Weighted-average Grant Date Fair Value	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	773,063	$6.26	7.5	$6,943
Granted	3,767,746	9.11
Vested	(1,380,892)	8.27
Cancelled and forfeited	(210,186)	8.38

Outstanding at December 31, 2022	2,949,731	$8.81	2.7	$18,672

Expected to vest as of December 31, 2022	2,949,731
At December 31, 2022, there was $22,481 of total unrecognized compensation cost related to outstanding unvested restricted stock units that are expected to be recognized over a weighted-average period of approximately two years.
Prior to 2022, and reflected in the above tables, the Company granted various executives 2,673,751 performance stock options that vest upon the occurrence of a successful public company listing and the Company’s stock price achieving certain price targets and 756,812 performance stock units that vest upon the occurrence of a successful public company listing and time served. The aggregate grant-date fair value of these executive performance stock options and stock units was estimated to be $7,295. As of December 31, 2022, there were 2,531,550 performance stock options outstanding. The Company recognized $4,994 of share-based compensation expense for performance stock options and stock units, for which the related performance condition was met upon consummation of the Business Combination on July 29, 2022.